Fair value of financial instruments - Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate		3.7	4.3
Market interest rate		21.2	20
American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Share price at valuation date		$ 11.87	$ 13.26
Expected price volatility of the Company share		70.00%	70.00%
Bottom of range [member] | American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Conversion price	[1]	$ 27.2	$ 27.2
Top of range [member] | American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Conversion price	[1]	$ 28.2	$ 37.8

[1]	The U.S. Notes (as defined below) are convertible at the option of each holder at a conversion price of $27.20 per ADS, subject to customary anti-dilution adjustments. The HH Notes (as defined below) are convertible at the option of each holder at a conversion price of $28.20 per ADS, subject to customary anti-dilution adjustments. The Swedish Notes (as defined below) are convertible at the option of each holder at a conversion price of $1.36 per ordinary share, subject to customary anti-dilution adjustments. For further details on the Convertible Notes , see Note 21 Convertible Notes.